Supplementary cash flow information - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Accounts receivable and prepaids	$ (16,182)	$ 5,653
Value-added and other tax receivables	(2,899)	3,597
Inventories	(18,445)	(41,665)
Accounts payable and accrued liabilities	5,305	4,134
Current income and other taxes payable	(12,828)	40,671
Changes in non-cash working capital	$ (45,049)	$ 12,390